DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Outstanding Debt
Our outstanding debt at December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
Current
Revolving facility and other short-term borrowings	$407,500	$653,000

Current maturities of long-term debt	506,250	150,000
Less: unamortized debt issuance costs	(2,340)	(2,129)
Current maturities of long-term debt, net of unamortized debt issuance costs	503,910	147,871
Current debt, net of unamortized debt issuance costs	$911,410	$800,871
Long-Term
Term Loan: $1,000,000 term loan (interest at LIBOR plus a floating margin)	$300,000	$450,000
Second Term Loan: $500,000 term loan (interest at LIBOR plus a floating margin)	500,000	500,000
Senior Notes: $800,000 senior notes, series A-D (fixed interest ranging from 4.15% to 5.30%)	800,000	800,000
Second Senior Notes: $200,000 senior notes (fixed interest of 4.53%)	200,000	200,000
Less: unamortized debt issuance costs	(5,827)	(8,168)
Less: current maturities of long-term debt	(506,250)	(150,000)
Long-term debt, net of unamortized debt issuance costs	$1,287,923	$1,791,832